UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8507

                              Ironwood Series Trust
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Dana A. Lukens, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                   Date of fiscal year end: December 31, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006

Item 1. Schedule of Investments

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (Unaudited)
                                                                                           Market
     Shares      Security                                                                  Value


                 Common Stock - 93.46%

                 Capital Goods - 1.02%
          45,400 Sterling Construction, Co.+                                                  984,726
                                                                                      ----------------

                 Consumer Cyclicals - 18.95%
         102,400 4Kids Entertainment, Inc.+                                                 1,760,256
       1,571,000 Danka Business Systems plc, ADR+                                           2,212,753
          55,500 Gevity HR, Inc.                                                            1,357,530
         125,400 Hooker Furniture Corp.                                                     2,370,060
          59,300 Jarden Corp.+                                                              1,948,005
         260,800 Navigant International, Inc.+                                              3,202,624
          82,600 Russell Corp.                                                              1,139,880
         152,600 Sunterra Corp.+                                                            2,179,128
         144,000 Tempur-Pedic International, Inc.+                                          2,037,600
                                                                                      ----------------
                                                                                           18,207,836
                                                                                      ----------------

                 Consumer Staples - 3.89%
          73,400 Chiquita Brands International, Inc.                                        1,230,918
          47,200 United Stationers, Inc.+                                                   2,506,320
                                                                                      ----------------
                                                                                            3,737,238
                                                                                      ----------------

                 Energy - 3.02%
         144,600 Newpark Resources+                                                         1,185,720
         125,000 Petrohawk Energy Corp.+                                                    1,712,500
                                                                                      ----------------
                                                                                            2,898,220
                                                                                      ----------------

                 Financials - 10.71%
          28,300 Arch Capital Group, Ltd.+                                                  1,634,042
          59,600 Assured Guaranty, Ltd.                                                     1,490,000
          44,800 Hanover Insurance Group, Inc.                                              2,348,416
         224,000 PMA Capital Corp. - Class A+                                               2,280,320
         157,700 USI Holdings Corp.+                                                        2,543,701
                                                                                      ----------------
                                                                                           10,296,479
                                                                                      ----------------

                 Health Care - 13.59%
         336,600 ARIAD Pharmaceuticals, Inc.+                                               2,214,828
         551,800 Durect Corp.+                                                              3,509,448
         138,700 Neopharm, Inc.+                                                            1,159,532
         432,100 Novavax, Inc.+                                                             3,448,158
         404,300 Sirna Therapeutics, Inc.+                                                  2,724,982
                                                                                      ----------------
                                                                                           13,056,948
                                                                                      ----------------

                 Industrials - 1.76%
         309,100 Proliance International, Inc.+                                             1,687,686
                                                                                      ----------------

                 Information Technology - 8.78%
          35,400 Analogic Corp.                                                             2,343,480
         116,400 HMS Holdings Corp.+                                                        1,018,500
         500,400 MagneTek, Inc.+                                                            1,986,588
       1,080,744 SoftBrands, Inc.+                                                          1,599,501
          62,000 Technitrol, Inc.                                                           1,486,760
                                                                                      ----------------
                                                                                            8,434,829
                                                                                      ----------------

                 Materials - 21.48%
          63,108 Aleris International, Inc.+                                                3,033,602
          70,800 AM Castle & Co                                                             2,088,600
         246,800 Chemtura Corp.                                                             2,907,304
         444,500 ICO, Inc.+                                                                 2,222,500
          97,900 Lesco, Inc.+                                                               1,675,069
         215,700 Material Sciences Corp.+                                                   2,605,656
         119,600 Olin Corp.                                                                 2,567,812
          30,900 Omnova Solutions, Inc.+                                                      189,108
         360,100 PolyOne Corp.+                                                             3,356,132
                                                                                      ----------------
                                                                                           20,645,783
                                                                                      ----------------

                 Other - 2.10%
         521,900 Westaff, Inc.+                                                             2,019,753
                                                                                      ----------------

                 Telecommunication Services - 2.55%
         166,300 Broadwing Corp.+                                                           2,451,262
                                                                                      ----------------

                 Utilities - 5.61%
         693,800 Aquila, Inc.+                                                              2,768,262
         547,300 Dynegy, Inc. - Class A+                                                    2,627,040
                                                                                      ----------------
                                                                                            5,395,302
                                                                                      ----------------

                 Total Common Stock (Cost $69,117,118)                                     89,816,062
                                                                                      ----------------

                 Short-Term Investment - 10.24%
       9,841,570 Fifth Third Institutional Money Market Fund
                 (Cost $9,841,570)                                                          9,841,570
                                                                                      ----------------
                 Total Short-Term Investment (Cost $9,841,570)                              9,841,570
                                                                                      ----------------

                 Total Investments (Cost $78,958,688)* - 103.70%                           99,657,632

                 Other Assets Net of Liabilities - (3.70)%                                 (3,553,394)
                                                                                      ----------------

                 NET ASSETS - 100.00%                                                      96,104,238
                                                                                      ----------------


--------------------------------------------------------------------
+     Non-income producing security.
ADR   American Depoistary Receipt
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                       $ 21,137,102
Gross Unrealized Depreciation                                          (438,158)
                                                                 ---------------
Net Unrealized Appreciation (Depreciation)                          $ 20,698,944
                                                                 ===============

Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Ironwood Series Trust

By:      /s/ Warren J. Isabelle
         -----------------------------
         Warren J. Isabelle, President

Date:    5-26-06
         -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Warren J. Isabelle
         -----------------------------
         Warren J. Isabelle, President

Date:    5-26-06
         -----------------------------

By:      /s/ Gary S. Saks
         -----------------------------
         Gary S. Saks, Treasurer

Date:    5-26-06
         -----------------------------